Share capital	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
Normal course issuer Bid for BCE First Preferred Shares
For the three and six months ended June 30, 2025, BCE repurchased and canceled 2,275,526 and 4,362,531 First Preferred Shares with a stated capital of $57 million and $109 million for a total cost of $39 million and $76 million, respectively. The remaining $18 million and $33 million were recorded to contributed surplus for the three and six months ended June 30, 2025, respectively.
Subsequent to quarter end, BCE repurchased and canceled 1,128,138 First Preferred Shares with a stated capital of $28 million for a total cost of $21 million. The remaining $7 million was recorded to contributed surplus.
Conversion of First Preferred Shares
On February 1, 2025, 8,050 of BCE’s fixed-rate Cumulative Redeemable First Preferred Shares, Series AF (Series AF Preferred Shares) were converted, on a one-for-one basis, into floating-rate Cumulative Redeemable First Preferred Shares, Series AE (Series AE Preferred Shares). In addition, on February 1, 2025, 2,479,334 of BCE’s Series AE Preferred Shares were converted, on a one-for-one basis, into Series AF Preferred Shares.
Discounted Treasury Dividend Reinvestment Plan
On May 7, 2025, the Board determined that common shares distributed under BCE's Shareholder Dividend Reinvestment and Stock Purchase Plan (DRP) will no longer be issued from treasury at a 2% discount to the average market price and will rather be purchased by BCE's agent, TSX Trust Company, on the secondary market with cash provided by BCE. The modifications became effective commencing with the dividend payable on July 15, 2025 to eligible holders of common shares as of the June 16, 2025 record date, and subsequently until further notice.
On April 15, 2025, 10,701,213 common shares were issued from treasury under the DRP to shareholders of record on March 14, 2025 holding 312,818,741 common shares, for $319 million.
On January 15, 2025, 9,540,786 common shares were issued from treasury under the DRP to shareholders of record on December 16, 2024 holding 308,654,258 common shares, for $314 million.